UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 74.8%
Australia – 3.6%
47,674	Dexus Property Group (Real Estate Investment Trusts)	$ 270,542
138,837	Federation Centres (Real Estate Investment Trusts)	303,853
147,108	Goodman Group (Real Estate Investment Trusts)	701,576
50,529	Investa Office Fund (Real Estate Investment Trusts)	146,015
125,596	Mirvac Group (Real Estate Investment Trusts)	173,030
70,321	Stockland (Real Estate Investment Trusts)	217,966
343,500	Sydney Airport (Transportation Infrastructure)	1,406,528
194,200	Transurban Group (Transportation Infrastructure)	1,413,465
111,167	Westfield Corp. (Real Estate Investment Trusts)	813,056

		5,446,031

Canada – 6.5%
5,872	Boardwalk Real Estate Investment Trust (Real Estate Investment Trusts)	258,434
6,960	Brookfield Canada Office Properties (Real Estate Investment Trusts)	138,098
12,048	Canadian Apartment Properties REIT (Real Estate Investment Trusts)	258,214
6,675	Canadian Pacific Railway Ltd. (Road & Rail)	1,073,674
39,347	Chartwell Retirement Residences (Health Care Providers & Services)	359,820
58,600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	1,225,902
73,000	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,124,945
96,700	TransCanada Corp. (Oil, Gas & Consumable Fuels)	3,758,276
31,400	Westshore Terminals Investment Corp. (Transportation Infrastructure)	693,616

		9,890,979

Cayman Islands – 0.4%
27,500	Cheung Kong Property Holdings Ltd.* (Real Estate Management & Development)	229,158
54,800	ENN Energy Holdings Ltd. (Gas Utilities)	363,671

		592,829

Shares	Description	Value
Common Stocks – (continued)
France – 4.0%
2,583	Fonciere Des Regions (Real Estate Investment Trusts)	$ 223,038
98,600	Groupe Eurotunnel SE (Transportation Infrastructure)	1,416,571
7,628	Klepierre (Real Estate Investment Trusts)	347,063
45,600	SES SA (Media)	1,409,146
3,127	Unibail-Rodamco SE (Real Estate Investment Trust)	831,532
28,700	Vinci SA (Construction & Engineering)	1,839,324

		6,066,674

Germany – 0.6%
12,367	alstria office REIT AG* (Real Estate Investment Trusts)	170,815
10,492	Deutsche Annington Immobilien SE (Real Estate Management & Development)	327,349
12,954	Hamburger Hafen und Logistik AG (Transportation Infrastructure)	248,682
9,678	TLG Immobilien AG (Real Estate Management & Development)	173,198

		920,044

Hong Kong – 3.5%
146,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,078,009
383,100	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	1,400,382
26,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	74,252
52,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	343,112
81,000	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	623,220
61,500	Kerry Properties Ltd. (Real Estate Management & Development)	229,582
89,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,365,689
42,000	Swire Properties Ltd. (Real Estate Management & Development)	135,045
19,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	120,462

		5,369,753

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.4%
116,389	Green REIT PLC (Real Estate Investment Trusts)	$ 195,760
170,613	Hibernia REIT PLC (Real Estate Investment Trusts)	246,399
120,104	Irish Residential Properties REIT PLC (Real Estate Investment Trusts)	149,899

		592,058

Italy – 0.9%
53,000	Atlantia SpA (Transportation Infrastructure)	1,415,321

Japan – 3.4%
20	Activia Properties, Inc. (Real Estate Investment Trusts)	168,119
59	Advance Residence Investment Corp. (Real Estate Investment Trusts)	128,736
8,500	Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	211,414
18	Daiwa House REIT Investment Corp. (Real Estate Investment Trusts)	71,045
170	GLP J-REIT (Real Estate Investment Trusts)	163,611
39	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	174,903
65	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	127,414
133	Kenedix Retail REIT Corp.* (Real Estate Investment Trusts)	296,535
36,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	799,474
68,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,934,285
155	Nomura Real Estate Master Fund, Inc. (Real Estate Investment Trusts)	186,143
20,000	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	701,563
7,300	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	102,151
17,100	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	129,015

		5,194,408

Luxembourg* – 0.1%
6,200	Ado Properties SA (Real Estate Management & Development)	133,119

Shares	Description	Value
Common Stocks – (continued)
Mexico* – 0.2%
36,000	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)	$ 357,486

Netherlands – 1.6%
3,860	Eurocommercial Properties NV (Real Estate Investment Trusts)	166,546
40,500	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	2,115,781
2,411	Wereldhave NV (Real Estate Investment Trusts)	142,540

		2,424,867

Singapore – 0.8%
97,100	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	171,195
184,100	Cache Logistics Trust (Real Estate Investment Trusts)	144,915
126,100	Capitaland Ltd. (Real Estate Management & Development)	295,914
260,000	Keppel REIT (Real Estate Investment Trusts)	203,876
160,100	Mapletree Commercial Trust (Real Estate Investment Trusts)	159,342
165,100	Suntec Real Estate Investment Trust (Real Estate Investment Trusts)	204,900

		1,180,142

Spain – 1.5%
10,533	Axiare Patrimonio SOCIMI SA (Real Estate Investment Trusts)	133,031
89,200	Ferrovial SA (Construction & Engineering)	2,169,288

		2,302,319

Sweden – 0.5%
10,489	Atrium Ljungberg AB (Real Estate Management & Development)	144,810
11,561	Fabege AB (Real Estate Management & Development)	160,438
11,719	Hufvudstaden AB (Real Estate Management & Development)	151,486
20,421	Kungsleden AB (Real Estate Management & Development)	136,768
10,506	Pandox AB* (Hotels, Restaurants & Leisure)	144,314

		737,816

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 0.9%
1,300	Flughafen Zuerich AG (Transportation Infrastructure)	$ 1,067,079
2,341	PSP Swiss Property AG* (Real Estate Management & Development)	210,292

		1,277,371

United Kingdom – 6.0%
18,250	Big Yellow Group PLC (Real Estate Investment Trusts)	200,686
11,184	Capital & Counties Properties PLC (Real Estate Management & Development)	80,493
4,895	Derwent London PLC (Real Estate Investment Trusts)	277,498
93,920	Empiric Student Property PLC (Real Estate Investment Trusts)	158,404
26,111	Great Portland Estates PLC (Real Estate Investment Trusts)	339,203
37,175	Hammerson PLC (Real Estate Investment Trusts)	381,624
35,793	Land Securities Group PLC (Real Estate Investment Trusts)	725,532
185,227	National Grid PLC (Multi-Utilities)	2,465,137
55,400	Pennon Group PLC (Water Utilities)	705,206
28,465	Segro PLC (Real Estate Investment Trusts)	199,502
56,000	Severn Trent PLC (Water Utilities)	1,925,307
17,610	Shaftesbury PLC (Real Estate Investment Trusts)	256,835
47,864	The British Land Co. PLC (Real Estate Investment Trusts)	627,715
55,513	Tritax Big Box REIT PLC (Real Estate Investment Trusts)	102,318
50,500	United Utilities Group PLC (Water Utilities)	702,482

		9,147,942

United States – 39.9%
9,549	Acadia Realty Trust (Real Estate Investment Trusts)	305,377
4,394	Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	407,368
8,561	American Campus Communities, Inc. (Real Estate Investment Trusts)	319,496
41,700	American Tower Corp. (Real Estate Investment Trusts)	3,966,087
27,000	American Water Works Co., Inc. (Water Utilities)	1,401,570

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
12,694	Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)	$ 496,081
6,771	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	1,166,914
6,405	Boston Properties, Inc. (Real Estate Investment Trusts)	789,608
11,615	Camden Property Trust (Real Estate Investment Trusts)	924,902
30,800	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,124,276
55,800	Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	1,628,244
40,425	Crown Castle International Corp. (Real Estate Investment Trusts)	3,311,212
33,300	CSX Corp. (Road & Rail)	1,041,624
16,646	CubeSmart (Real Estate Investment Trusts)	435,459
31,522	Duke Realty Corp. (Real Estate Investment Trusts)	635,799
23,700	Edison International (Electric Utilities)	1,422,237
25,849	Empire State Realty Trust, Inc. Class A (Real Estate Investment Trusts)	459,595
75,400	Enbridge Energy Management LLC* (Oil, Gas & Consumable Fuels)	2,390,180
1,248	Equinix, Inc. (Real Estate Investment Trusts)	348,080
2,031	Equity Lifestyle Properties, Inc. (Real Estate Investment Trusts)	117,554
21,639	Equity One, Inc. (Real Estate Investment Trusts)	555,473
43,168	Eversource Energy (Electric Utilities)	2,146,313
6,681	Extra Space Storage, Inc. (Real Estate Investment Trusts)	491,187
27,724	First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	580,541
31,232	First Potomac Realty Trust (Real Estate Investment Trusts)	354,483
19,331	Forest City Enterprises, Inc. Class A* (Real Estate Management & Development)	451,379
37,160	General Growth Properties, Inc. (Real Estate Investment Trusts)	1,008,522
29,225	Health Care REIT, Inc. (Real Estate Investment Trusts)	2,027,338
13,913	Healthcare Trust of America, Inc. Class A (Real Estate Investment Trusts)	349,634
9,430	Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	253,195

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
29	Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	$ 562
15,761	Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	485,124
6,223	Kilroy Realty Corp. (Real Estate Investment Trusts)	440,900
20,453	La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	434,013
21,694	Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	202,622
20,165	National Retail Properties, Inc. (Real Estate Investment Trusts)	749,533
39,846	New York REIT, Inc. (Real Estate Investment Trusts)	412,805
51,533	NiSource, Inc. (Multi-Utilities)	899,766
26,400	NorthWestern Corp. (Multi-Utilities)	1,421,376
17,530	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	662,459
21,510	Parkway Properties, Inc. (Real Estate Investment Trusts)	385,889
21,566	Pattern Energy Group, Inc. (Independent Power Producers & Energy Traders)	526,857
19,500	Pepco Holdings, Inc. (Electric Utilities)	520,260
22,231	Physicians Realty Trust (Real Estate Investment Trusts)	356,585
5,167	Post Properties, Inc. (Real Estate Investment Trusts)	294,209
2,539	Public Storage (Real Estate Investment Trusts)	520,952
2,950	Regency Centers Corp. (Real Estate Investment Trusts)	188,711
16,349	Republic Services, Inc. (Commercial Services & Supplies)	695,323
35,576	Retail Properties of America, Inc. Class A (Real Estate Investment Trusts)	517,987
11,908	RLJ Lodging Trust (Real Estate Investment Trusts)	355,216
13,693	Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	374,504
18,000	SBA Communications Corp. Class A* (Wireless Telecommunication Services)	2,172,960
31,300	Sempra Energy (Multi-Utilities)	3,185,714
9,838	Simon Property Group, Inc. (Real Estate Investment Trusts)	1,841,870
3,344	Southwest Gas Corp. (Gas Utilities)	188,401
6,048	Sovran Self Storage, Inc. (Real Estate Investment Trusts)	575,830

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
114,492	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	$ 3,464,528
11,786	STORE Capital Corp. (Real Estate Investment Trusts)	247,506
66,279	Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	906,034
31,472	Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	442,811
7,775	Taubman Centers, Inc. (Real Estate Investment Trusts)	581,570
4,163	Tier REIT, Inc. (Real Estate Investment Trusts)	73,061
19,804	UDR, Inc. (Real Estate Investment Trusts)	669,573
14,900	UIL Holdings Corp. (Electric Utilities)	714,306
10,623	Union Pacific Corp. (Road & Rail)	1,036,699
16,406	Urban Edge Properties (Real Estate Investment Trusts)	352,237
11,260	Weingarten Realty Investors (Real Estate Investment Trusts)	396,127
37,600	Westar Energy, Inc. (Electric Utilities)	1,415,640

		60,620,248

TOTAL COMMON STOCKS		$113,669,407

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – 1.3%
Joint Repurchase Agreement Account II
$2,000,000	0.151%	08/03/15	$ 2,000,000

TOTAL INVESTMENTS – 76.1%			$115,669,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.9%			36,271,188

NET ASSETS – 100.0%			$151,940,595

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

State Street Bank and Trust	EUR/USD	08/05/15	$50,538	$29

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

State Street Bank and Trust	AUD/USD	08/06/15	$1,059,860	$(6,789)
	JPY/USD	08/05/15	2,109,798	(7,016)
	SGD/USD	08/05/15	492,088	(2,151)

TOTAL				$(15,956)

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Brent Crude	124	October 2015	$6,640,200	$(508,654)
Cattle Feeder	3	September 2015	311,625	(3,507)
Cattle Feeder	1	October 2015	102,900	(78)
Cocoa	4	September 2015	128,360	(783)
Cocoa	2	December 2015	64,420	(680)
Coffee	6	September 2015	281,813	(4,874)
Copper	8	September 2015	1,045,000	(64,527)
Copper	2	November 2015	261,725	(1,312)
Corn	70	September 2015	1,298,500	(99,746)
Corn	16	December 2015	305,000	(5,234)
Cotton No.2	14	December 2015	449,470	(12,660)
Crude Oil	32	August 2015	1,507,840	(194,522)
Crude Oil	88	October 2015	4,242,480	(384,532)
Crude Oil	13	December 2015	645,060	143
Gasoline RBOB	8	August 2015	595,392	(36,654)
Gasoline RBOB	22	October 2015	1,392,930	(100,212)
Gold	10	December 2015	1,095,100	(25,264)
Hard Red Winter Wheat	12	September 2015	295,350	(34,888)
Lead	5	September 2015	212,188	(3,463)
Lean Hogs	24	October 2015	611,760	(1,207)
Lean Hogs	4	December 2015	96,720	(2,021)
Live Cattle	21	October 2015	1,225,770	(20,494)
Live Cattle	5	December 2015	294,900	(989)
Live Cattle	4	February 2016	235,920	(958)
Low Sulphur Gas Oil	45	September 2015	2,216,250	(106,588)
Natural Gas	4	August 2015	108,640	(2,632)
Natural Gas	6	September 2015	164,940	(3,743)
Natural Gas	19	October 2015	544,920	(10,878)
Natural Gas	10	December 2015	315,200	(5,099)
Nickel	3	September 2015	198,315	(5,861)
NY Harbor ULSD	18	August 2015	1,201,208	(127,674)
NY Harbor ULSD	8	October 2015	546,067	(8,318)
Primary Aluminum	14	September 2015	561,575	(15,417)
Primary Aluminum	10	November 2015	405,813	(11,170)
Silver	2	September 2015	147,450	(4,374)
Soybean	23	November 2015	1,081,288	(56,231)
Sugar No.11	41	September 2015	511,549	(28,587)
Wheat	26	September 2015	649,025	(75,451)
Wheat	26	December 2015	656,175	(27,343)
Zinc	6	September 2015	286,613	(7,160)

TOTAL				$(2,003,642)

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$114,584,335

Gross unrealized gain	2,201,393
Gross unrealized loss	(1,116,321)

Net unrealized security gain	$1,085,072

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Organization — The Multi-Manager Real Asset Strategy Fund commenced operations on June 30, 2015.

Basis of Consolidation for the Goldman Sachs Multi-Manager Real Asset Strategy Fund — The Goldman Sachs Cayman Commodity-MMRA, Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 30, 2015 and is currently a wholly-owned subsidiary of the Multi-Manager Real Asset Strategy Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 30, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2015, the Fund’s net assets were $151,940,595, of which, $33,848,765, or 22%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of defaults and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	$—	$5,446,031	$—
North America	70,868,713	—	—
Asia	229,158	12,107,974	—
Europe	2,377,636	22,639,895	—
Total	$73,475,507	$40,193,900	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$29	$—
Futures Contracts	143	—	—
Total	$143	$29	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(15,956)	$—
Futures Contracts	(2,003,785)	—	—
Total	$(2,003,785)	$(15,956)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$2,000,000	$2,000,025	$ 2,040,001

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.150%	$1,149,425
Citigroup Global Markets, Inc	0.160	143,678
Merrill Lynch & Co., Inc.	0.150	706,897
TOTAL		$2,000,000

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Bonds	5.250 to 6.375	08/15/27 to 11/15/28

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — The Fund may hold foreign securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Leverage Risk — The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that the Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; the investment advisory fees payable to the Investment Adviser will be higher than if the Fund did not use financial leverage; and that leverage may increase operating costs, which may reduce total return.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The Fund has not received such a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Fund has obtained an opinion of counsel that its income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date September 29, 2015

*	Print the name and title of each signing officer under his or her signature.